20. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Due from affiliates
		December 31,
	Notes	2016	2015
			(Combined – Note 2)
Shijiazhuang Kaiyuan Car Trade Co. Ltd.	(1)	$—	$1,540
   Note:
(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates
		December 31,
	Notes	2016	2015
			(Combined – Note 2)
Mr. Li		$144	$144
Alliance Rich	(1)	4,257	4,091
Hebei Kaiyuan	(1)	4,306	4,400
Honest Best Int’l Ltd.	(1)	12	9
Smart Success	(1)	68,836	6,608
Ruituo	(2)	30,962	136,585
Beiguo Auto	(3)	—	23
Xinji Beiguo Mall	(3)	—	61
Beiguo Mall Xinji Branch	(3)	165,453	—
Total		$273,970	$151,921

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Accounts payable, related parties
		December 31,
	Note	2016	2015
Mr. Lei Chen	(1)	$3,370	$2,716
Mr. Yong Qi Li	(2)	437	—
Mr. Jin Yu Peng	(3)	245	—
Mr. Xing Wei	(4)	141	—
Mr. Chen Guang Bi	(5)	87	—
Ms. Shu Ling Li	(6)	51	—
Mr. Yong Hui Li	(7)	13	—
Mr. Spencer Ang Li	(8)	5	—
Total		$4,349	$2,716

(1)	The senior vice president of the Company.
(2)	The brother of Mr. Li.
(3)	The General Manager of the Company’s Risk Control Department.
(4)	The Company’s COO.
(5)	The General Manager of the Company’s Henan Region.
(6)	The sister of Mr. Li
(7)	The Company’s Chairman and CEO.
(8)	The Company’s VP Product and Director.

Long-term accounts payable, related parties
		December 31,
	Notes	2016	2015
Ruituo	(1)	$33,028	$—
  Note:
(1)	Entity controlled by Mr. Li’s brother.

Schedule of related party transactions

	Notes		Years Ended December 31,
			2016	2015	2014
				(Combined – Note 2)	(Combined – Note 2)
Capital nature:
Alliance Rich	(1)	(f)	168	168	939
Beiguo Auto	(5)	(e)	—	182	—
Beiguo Auto	(5)	(f)	—	67	—
Beiguo Mall Xinji Branch	(5)	(e)	170,646	—	—
Beiguo Mall Xinji Branch	(5)	(f)	2,063	—	—
Hebei Kaiyuan	(1)	(c)	—	—	50,616
Hebei Xuyuan Investment Company	(7)	(c)	9,390	3,109	22,113
Hebei Xuyuan Investment Company	(7)	(f)	194	11	639
Honest Best Int’l Ltd.	(1)	(c)	2	2	2
Kaiyuan Shengrong	(1)	(a)	94,357	—	—
Mr. Rui Qi Li	(8)	(a)	95,563	107,639	109,044
Mr. Li	(4)	(a)	263,927	355,049	132,969
Mr. Xing Wei	(6)	(a)	15,073	16,066	—
Ruituo	(3)	(a)	—	24,098	48,826
Ruituo	(3)	(c)	122,482	144,988	111,415
Ruituo	(3)	(e)	554,898	55,115	7,927
Ruituo	(3)	(f)	3,031	3,908	31
Shijiazhuang Xuheng Trade Company	(7)	(c)	1,191	1,221	2,432
Shijiazhuang Xuheng Trade Company	(7)	(f)	51	60	71
Smart Success Investment Limited	(1)	(c)	120	—	—
Xinji Beiguo Mall	(5)	(e)	—	35,627	—
Xinji Beiguo Mall	(5)	(f)	1	1,594	—

Operating nature:
Smart Success Investment Limited	(1)	(m)	111,512	—	—
Hebei Kaiyuan	(1)	(f)	276	301	311
Shijiazhuang Kaiyuan Auto Trade	(3)	(g)	19	117	198
Mr. Chen Guang Bi	(9)	(n)	65	—	—
Mr. Chen Guang Bi	(9)	(f)	5	—	—
Mr. Lei Chen	(10)	(n)	6,840	—	—
Mr. Lei Chen	(10)	(f)	391	—	—
Mr. Li	(4)	(n)	46	—	—
Mr. Li	(4)	(f)	1	—	—
Mr. Jin Yu Peng	(11)	(n)	898	—	—
Mr. Jin Yu Peng	(11)	(f)	23	—	—
Mr. Shu Ling Li	(12)	(n)	106	—	—
Mr. Shu Ling Li	(12)	(f)	4	—	—
Mr. Spencer Ang Li	(13)	(n)	8	—	—
Mr. Xing Wei	(14)	(n)	1,033	—	—
Mr. Xing Wei	(14)	(f)	19	—	—
Mr. Yong Qi Li	(15)	(n)	452	—	—
Mr. Yong Qi Li	(15)	(f)	4	—	—
Yuanshi County Natural Gas Sales Company	(3)	(h)	—	—	857
Yuanshi County Natural Gas Sales Company	(3)	(l)	—	—	2,074
Yuanshi County Natural Gas Sales Company	(3)	(i)	—	25	23
Yuanshi County Natural Gas Sales Company	(3)	(j)	—	927	190
Yuanshi County Natural Gas Sales Company	(3)	(k)	—	11	3

Notes:

(1)	Entity controlled by Mr. Li.

(2)	Entity in which Mr. Li’s brother holds 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.

(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(6)	The Chief Operating Officer of Fincera.

(7)	Entity in which Mr. Li holds 40% equity interest.

(8)	The General Manager of the Company’s Yunyu River Region.

(9)	The General Manager of the Company’s Henan Region.

(10)	The senior vice president of the Company.

(11)	The General Manager of the Company’s Risk Control Department.

(12)	The sister of Mr. Li

(13)	The Company’s VP Product and Director.

(14)	The Company’s COO.

(15)	The brother of Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided to the bank by the related parties.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Internet-based financing provided to the Company during the year.

(f)	Interest incurred by the Company during the year.

(g)	Construction fees.

(h)	CeraVest loans and security deposits.

(i)	CeraVest interest revenue.

(j)	CeraPay funds used.

(k)	CeraPay revenue.

(l)	Sale of automobiles by the Company, including VAT, during the year.

(m)	Acquisition transaction.

(n)	CeraVest investment.